LifeX 2060 Longevity Income ETF Average Annual Total Returns		12 Months Ended	24 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Treasury Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.32%	3.81%
LifeX 2060 Longevity Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		5.42%	0.72%
Performance Inception Date	Jan. 08, 2024
LifeX 2060 Longevity Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.64%	(1.43%)
LifeX 2060 Longevity Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.18%	(0.34%)